Share-based payments - Number of outstanding share options (Details) - Options	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Forfeited	147,154
ESOP options
Share-based payments
Outstanding at the beginning (units)	2,330,000	0
Granted during the period (units)		2,330,000
Modification of options (units)		0
Exercised and forfeited during the period (units)		0
Forfeited	0
Outstanding at the end (units)	2,330,000	2,330,000
Class B complex vesting - related to Nexters Global Ltd shares
Share-based payments
Outstanding at the beginning (units)		500
Modification of options (units)		(500)
Class B complex vesting - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning (units)	4,414,608
Modification of options (units)		4,414,608
Forfeited	147,154
Outstanding at the end (units)	4,267,454	4,414,608
Complex conditional upon listing - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning (units)	20,000	100,000
Granted during the period (units)		0
Modification of options (units)		0
Exercised and forfeited during the period (units)		(80,000)
Forfeited	0
Outstanding at the end (units)	20,000	20,000